CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Jan. 01, 2015	$ 151,981	$ 136,212	$ 6,373	$ 9,448	$ (52)
Balance, shares at Jan. 01, 2015		12,410,399
Net income	12,973			12,973
Stock-based compensation	1,455		1,455
Stock dividend		$ 5,048		(5,048)
Stock dividend, shares		311,443
Cash dividend	(3,114)			(3,114)
Stock options exercised, including tax benefits	491	$ 613	(122)
Stock options exercised including tax benefits, shares		48,729
Other comprehensive income, net of taxes	(141)				(141)
Balance at Dec. 31, 2015	163,645	$ 141,873	7,706	14,259	(193)
Balance, shares at Dec. 31, 2015		12,770,571
Net income	19,079			19,079
Stock-based compensation	894		894
Cash dividend	(2,554)			(2,554)
Stock options exercised, including tax benefits	595	$ 778	(183)
Stock options exercised including tax benefits, shares		57,232
Other comprehensive income, net of taxes	(74)				(74)
Balance at Dec. 31, 2016	$ 181,585	$ 142,651	8,417	30,784	(267)
Balance, shares at Dec. 31, 2016	12,827,803	12,827,803
Net income	$ 5,493			5,493
Stock-based compensation	198		198
Cash dividend	(3,848)			(3,848)
Other comprehensive income, net of taxes	68				68
Balance at Mar. 31, 2017	183,496	$ 142,651	8,615	32,429	(199)
Balance, shares at Mar. 31, 2017		12,827,803
Balance at Dec. 31, 2016	$ 181,585	$ 142,651	8,417	30,784	(267)
Balance, shares at Dec. 31, 2016	12,827,803	12,827,803
Net income	$ 25,528			25,528
Stock-based compensation	779		779
Cash dividend	(5,118)			(5,118)
Stock options exercised	$ 2,296	$ 3,066	(770)
Stock options exercised, shares	223,334	223,334
Issuance of common stock, net of issuance costs	$ 60,210	$ 60,210
Issuance of common stock, net of issuance costs, shares		2,857,756
Other comprehensive income, net of taxes	(104)				(104)
Reclassification of stranded tax effects from change in tax rates				72	(72)
Balance at Dec. 31, 2017	$ 265,176	$ 205,927	8,426	51,266	(443)
Balance, shares at Dec. 31, 2017	15,908,893	15,908,893
Net income	$ 8,847			8,847
Stock-based compensation	131		131
Cash dividend	(1,275)			(1,275)
Stock options exercised	3,540	$ 4,668	(1,128)
Stock options exercised, shares		380,035
Other comprehensive income, net of taxes	(597)				(597)
Balance at Mar. 31, 2018	$ 275,822	$ 210,595	$ 7,429	$ 58,838	$ (1,040)
Balance, shares at Mar. 31, 2018	16,288,928	16,288,928